JPMorgan High Yield Fund
Schedule of Portfolio Investments as of May 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 83.3%
Aerospace & Defense — 1.3%
ATI, Inc.
5.88%, 12/1/2027	7,269	7,281
4.88%, 10/1/2029	3,242	3,206
7.25%, 8/15/2030	4,383	4,551
5.13%, 10/1/2031	3,040	3,014
Axon Enterprise, Inc. 6.13%, 3/15/2030 (a)	1,229	1,253
Bombardier, Inc. (Canada)
8.75%, 11/15/2030 (a)	7,249	7,685
7.25%, 7/1/2031 (a)	5,174	5,436
7.00%, 6/1/2032 (a)	3,976	4,141
6.75%, 6/15/2033 (a)	3,247	3,382
BWX Technologies, Inc.
4.13%, 6/30/2028 (a)	8,884	8,721
4.13%, 4/15/2029 (a)	8,496	8,230
Goat Holdco LLC 6.75%, 2/1/2032 (a)	2,740	2,788
ICITII 6.00%, 1/31/2033 ‡ (a)	5,665	2,778
TransDigm, Inc.
6.38%, 3/1/2029 (a)	12,154	12,393
6.63%, 3/1/2032 (a)	7,001	7,201
6.25%, 1/31/2034 (a)	2,370	2,426
		84,486
Automobile Components — 2.6%
Adient Global Holdings Ltd.
7.00%, 4/15/2028 (a)	8,746	8,893
8.25%, 4/15/2031 (a)	12,898	13,451
7.50%, 2/15/2033 (a)	8,203	8,508
Allison Transmission, Inc.
4.75%, 10/1/2027 (a)	9,690	9,686
5.88%, 6/1/2029 (a)	21,988	22,203
3.75%, 1/30/2031 (a)	728	682
5.88%, 12/1/2033 (a)	2,277	2,283
American Axle & Manufacturing, Inc. 6.88%, 7/1/2028	2,231	2,240
Clarios Global LP
6.75%, 5/15/2028 (a)	12,243	12,468
6.75%, 2/15/2030 (a)	5,527	5,714
6.75%, 9/15/2032 (a)	11,323	11,599
Cooper-Standard Automotive, Inc. 9.25%, 3/1/2031 (a)	31,192	31,543
Cyprium Corp. 6.13%, 4/15/2031 (a)	5,581	5,583
Dexko Global, Inc. 7.50%, 4/15/2032 (a)	16,307	14,102
Forvia SE (France) 6.75%, 9/15/2033 (a)	2,146	2,160
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029	4,095	3,911
6.63%, 7/15/2030	2,342	2,290
5.25%, 4/30/2031	3,374	3,013
5.25%, 7/15/2031	5,243	4,654
IHO Verwaltungs GmbH (Germany)
7.75% (Cash), 11/15/2030 (a) (b)	4,548	4,702

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Automobile Components — continued
8.00% (Cash), 11/15/2032 (a) (b)	1,642	1,714
7.37% (Cash), 5/15/2033 (a) (b)	1,450	1,493
		172,892
Automobiles — 0.1%
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	5,545	4,935
Banks — 0.1%
Citigroup, Inc. Series T, (3-MONTH CME TERM SOFR + 4.78%), 6.25%, 8/15/2026 (c) (d) (e)	9,565	9,586
Beverages — 0.1%
Primo Water Holdings, Inc. 6.25%, 4/1/2029 (a)	7,468	7,487
Biotechnology — 0.2%
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	3,405	3,096
Grifols SA (Spain) 4.75%, 10/15/2028 (a)	7,780	7,658
		10,754
Broadline Retail — 0.7%
Shutterfly Finance LLC
8.50% (Cash), 10/1/2027 (a) (b)	14,991	14,893
9.75%, 10/1/2027 (a)	3,589	3,589
Wayfair LLC
7.25%, 10/31/2029 (a)	5,203	5,353
7.75%, 9/15/2030 (a)	10,033	10,445
6.75%, 11/15/2032 (a)	6,025	6,120
7.13%, 5/31/2034 (a)	2,431	2,477
		42,877
Building Products — 3.6%
Advanced Drainage Systems, Inc. 5.38%, 3/1/2034 (a)	1,904	1,855
Builders FirstSource, Inc.
5.00%, 3/1/2030 (a)	2,455	2,393
4.25%, 2/1/2032 (a)	10,504	9,664
6.38%, 6/15/2032 (a)	6,910	6,974
6.38%, 3/1/2034 (a)	4,256	4,252
6.75%, 5/15/2035 (a)	4,616	4,662
EMRLD Borrower LP
6.63%, 12/15/2030 (a)	33,469	34,217
6.75%, 7/15/2031 (a)	6,371	6,583
Griffon Corp. 5.75%, 3/1/2028	15,398	15,394
JELD-WEN Holding, Inc. 7.00%, 9/1/2032 (a)	6,596	4,046
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	22,764	18,705
JH North America Holdings, Inc.
5.88%, 1/31/2031 (a)	2,974	2,973
6.13%, 7/31/2032 (a)	4,465	4,476
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	13,746	13,720
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	10,439	10,264
MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	14,786	13,814
Quikrete Holdings, Inc. 6.38%, 3/1/2032 (a)	16,991	17,301
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (a)	17,545	18,495

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Building Products — continued
Standard Building Solutions, Inc.
6.50%, 8/15/2032 (a)	8,320	8,444
6.25%, 8/1/2033 (a)	9,105	9,119
5.88%, 3/15/2034 (a)	3,853	3,757
Standard Industries, Inc.
4.75%, 1/15/2028 (a)	21,095	20,993
4.38%, 7/15/2030 (a)	220	210
3.38%, 1/15/2031 (a)	3,338	3,039
		235,350
Capital Markets — 0.0% ^
Coinbase Global, Inc. 3.38%, 10/1/2028 (a)	1,567	1,504
Chemicals — 3.3%
Avient Corp. 7.13%, 8/1/2030 (a)	3,409	3,469
Axalta Coating Systems Dutch Holding B BV 7.25%, 2/15/2031 (a)	8,056	8,388
Axalta Coating Systems LLC
4.75%, 6/15/2027 (a)	9,007	8,989
3.38%, 2/15/2029 (a)	8,402	8,020
Bond US Bidco 1, Inc. 7.13%, 6/15/2033 (a)	3,205	3,230
Celanese US Holdings LLC
7.00%, 2/15/2031	4,335	4,493
7.38%, 2/15/2034	17,075	17,834
Chemours Co. (The)
5.75%, 11/15/2028 (a)	17,191	17,160
4.63%, 11/15/2029 (a)	654	628
8.00%, 1/15/2033 (a)	3,708	3,788
7.88%, 3/15/2034 (a)	6,234	6,323
CVR Partners LP 6.13%, 6/15/2028 (a)	2,201	2,200
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	7,734	7,522
INEOS Finance plc (Luxembourg)
6.75%, 5/15/2028 (a)	2,483	2,498
7.50%, 4/15/2029 (a)	5,340	5,314
INEOS Quattro Finance 2 plc (United Kingdom) 9.63%, 3/15/2029 (a)	5,502	5,252
NOVA Chemicals Corp. (Canada)
5.25%, 6/1/2027 (a)	18,422	18,477
8.50%, 11/15/2028 (a)	7,247	7,521
4.25%, 5/15/2029 (a)	5,907	5,767
9.00%, 2/15/2030 (a)	7,231	7,615
7.00%, 12/1/2031 (a)	2,975	3,141
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	9,126	9,113
4.50%, 10/15/2029	12,475	12,160
4.00%, 4/1/2031	11,178	10,399
4.38%, 2/1/2032	7,725	7,185
Solstice Advanced Materials, Inc. 5.63%, 9/30/2033 (a)	10,100	9,985
Trinseo Luxco Finance SPV SARL 7.63%, 5/3/2029 (a) (f)	6,320	1

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Chemicals — continued
WR Grace Holdings LLC
5.63%, 8/15/2029 (a)	15,529	14,872
6.63%, 8/15/2032 (a)	5,677	5,633
7.00%, 8/1/2033 (a)	3,091	3,066
		220,043
Commercial Services & Supplies — 3.8%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	13,666	12,579
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	7,395	7,102
4.88%, 7/15/2032 (a)	11,301	10,701
Allied Universal Holdco LLC 4.63%, 6/1/2028 (a)	9,660	9,521
APi Group DE, Inc.
4.13%, 7/15/2029 (a)	5,188	4,999
4.75%, 10/15/2029 (a)	4,982	4,900
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	23,919	23,881
Brink's Co. (The)
4.63%, 10/15/2027 (a)	14,753	14,678
6.50%, 6/15/2029 (a)	2,601	2,666
Clarivate Science Holdings Corp.
3.88%, 7/1/2028 (a)	5,199	5,028
4.88%, 7/1/2029 (a)	5,626	5,152
Clean Harbors, Inc.
6.38%, 2/1/2031 (a)	1,679	1,707
5.75%, 10/15/2033 (a)	5,580	5,608
CoreCivic, Inc. 8.25%, 4/15/2029	12,155	12,671
Garda World Security Corp. (Canada)
6.00%, 6/1/2029 (a)	8,129	7,954
6.50%, 1/15/2031 (a)	4,572	4,650
8.25%, 8/1/2032 (a)	6,899	7,075
8.38%, 11/15/2032 (a)	3,376	3,498
GEO Group, Inc. (The)
8.63%, 4/15/2029	9,483	9,888
10.25%, 4/15/2031	1,635	1,772
GFL Environmental, Inc.
4.00%, 8/1/2028 (a)	8,174	7,994
4.75%, 6/15/2029 (a)	12,996	12,798
4.38%, 8/15/2029 (a)	5,330	5,190
6.75%, 1/15/2031 (a)	12,640	13,051
Madison IAQ LLC 5.88%, 6/30/2029 (a)	25,873	25,870
Prime Security Services Borrower LLC 3.38%, 8/31/2027 (a)	5,674	5,564
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (a)	5,547	5,439
Williams Scotsman, Inc.
6.63%, 6/15/2029 (a)	3,043	3,120
6.63%, 4/15/2030 (a)	1,569	1,614

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Commercial Services & Supplies — continued
7.38%, 10/1/2031 (a)	5,485	5,727
Wrangler Holdco Corp. (Canada) 6.63%, 4/1/2032 (a)	8,365	8,589
		250,986
Communications Equipment — 0.1%
Viasat, Inc. 7.50%, 5/30/2031 (a)	3,660	3,695
Construction & Engineering — 0.6%
AECOM 6.00%, 8/1/2033 (a)	7,946	7,958
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	9,306	9,142
Global Infrastructure Solutions, Inc.
5.63%, 6/1/2029 (a)	7,752	7,741
7.50%, 4/15/2032 (a)	7,925	8,348
Granite Construction, Inc. 6.38%, 6/15/2034 (a) (g)	3,143	3,207
Weekley Homes LLC 4.88%, 9/15/2028 (a)	711	694
		37,090
Construction Materials — 0.2%
Knife River Corp. 7.75%, 5/1/2031 (a)	10,707	11,116
Consumer Finance — 1.3%
Ford Motor Credit Co. LLC
4.54%, 8/1/2026	15,845	15,836
4.13%, 8/17/2027	17,515	17,379
3.82%, 11/2/2027	8,227	8,105
6.80%, 5/12/2028	2,000	2,062
6.80%, 11/7/2028	2,000	2,073
7.20%, 6/10/2030	3,201	3,394
5.73%, 9/5/2030	4,002	4,048
4.00%, 11/13/2030	13,527	12,780
7.12%, 11/7/2033	2,673	2,866
6.47%, 5/22/2036	7,970	8,176
OneMain Finance Corp.
3.50%, 1/15/2027	6,139	6,087
6.63%, 1/15/2028	2,945	2,995
3.88%, 9/15/2028	1,054	1,020
4.00%, 9/15/2030	2,081	1,921
		88,742
Consumer Staples Distribution & Retail — 1.0%
Albertsons Cos., Inc.
3.50%, 3/15/2029 (a)	15,258	14,557
4.88%, 2/15/2030 (a)	5,442	5,300
5.50%, 3/31/2031 (a)	1,976	1,946
5.63%, 3/31/2032 (a)	9,370	9,148
New Albertsons LP
7.75%, 6/15/2026	2,278	2,271
6.63%, 6/1/2028	1,250	1,258
7.45%, 8/1/2029	3,130	3,269

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Staples Distribution & Retail — continued
Performance Food Group, Inc.
4.25%, 8/1/2029 (a)	12,025	11,650
6.13%, 9/15/2032 (a)	2,817	2,848
5.63%, 3/1/2034 (a)	4,688	4,581
US Foods, Inc.
6.88%, 9/15/2028 (a)	3,411	3,494
4.75%, 2/15/2029 (a)	1,261	1,244
4.63%, 6/1/2030 (a)	5,334	5,185
		66,751
Containers & Packaging — 1.3%
Ardagh Group SA
9.50%, 12/1/2030 (a)	11,029	11,775
12.00% (Blend (Cash 5.50% + PIK 6.50%)), 12/1/2030 (a) (b) (h)	13,895	12,450
Clydesdale Acquisition Holdings, Inc. 6.75%, 4/15/2032 (a)	13,289	12,773
Labl
0.00%, 12/31/2026 ‡	1,260	1,252
0.00%, 5/11/2033 ‡ (a)	123	99
0.00%, 12/31/2033 ‡	2	2,023
LABL, Inc. 8.63%, 10/1/2031 (a) (f)	388	171
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2030 (a)	19,322	19,516
9.25%, 4/15/2030 (a)	18,575	17,798
TriMas Corp. 4.13%, 4/15/2029 (a)	6,125	5,884
		83,741
Distributors — 0.7%
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a)	1,241	1,217
Gates Corp. 6.88%, 7/1/2029 (a)	2,058	2,119
Incora Intermediate II LLC (SOFR + 8.00%), 0.00%, 1/31/2030 ‡ (a) (e)	26,906	26,906
RB Global Holdings, Inc. (Canada)
6.75%, 3/15/2028 (a)	4,365	4,433
7.75%, 3/15/2031 (a)	1,753	1,822
Resideo Funding, Inc. 6.50%, 7/15/2032 (a)	6,883	6,920
		43,417
Diversified Consumer Services — 0.2%
Service Corp. International
7.50%, 4/1/2027	3,778	3,842
5.75%, 10/15/2032	3,956	3,988
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	6,192	6,405
		14,235
Diversified REITs — 0.0% ^
VICI Properties LP 4.63%, 12/1/2029 (a)	2,054	2,021
Diversified Telecommunication Services — 6.9%
Altice Financing SA (Luxembourg) 5.75%, 8/15/2029 (a)	7,883	5,712
Altice France SA (France)
6.88%, 10/15/2030 (a)	179	176

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
6.50%, 4/15/2032 (a)	11,437	11,130
6.88%, 7/15/2032 (a)	16,304	15,918
APLD ComputeCo 2 LLC 6.75%, 3/15/2031 (a)	9,809	9,887
CCO Holdings LLC
5.00%, 2/1/2028 (a)	27,997	27,721
4.75%, 3/1/2030 (a)	87,803	82,982
4.50%, 8/15/2030 (a)	49,234	45,820
4.25%, 2/1/2031 (a)	46,227	41,854
7.38%, 3/1/2031 (a)	9,548	9,683
4.75%, 2/1/2032 (a)	15,875	14,152
4.50%, 5/1/2032	8,212	7,205
7.00%, 2/1/2033 (a)	6,297	6,155
Cipher Compute LLC 7.13%, 11/15/2030 (a)	5,260	5,483
Connect Holding II LLC 10.50%, 4/3/2031 (a)	11,154	11,358
Edged Compute LLC 7.50%, 4/30/2031 (a)	6,405	6,422
Embarq LLC 8.00%, 6/1/2036	8,198	2,213
Fibercop SpA (Italy)
Series 2033, 6.38%, 11/15/2033 (a)	2,024	2,024
6.00%, 9/30/2034 (a)	1,484	1,426
Flash Compute LLC 7.25%, 12/31/2030 (a)	5,792	5,971
GCI LLC 4.75%, 10/15/2028 (a)	19,366	18,689
Level 3 Financing, Inc.
6.88%, 6/30/2033 (a)	12,133	12,497
7.00%, 3/31/2034 (a)	14,898	15,442
Lumen Technologies, Inc. 5.38%, 6/15/2029 (a)	6,838	6,674
Meridian Arc Holdco LLC 6.25%, 4/30/2031 (a)	21,155	21,264
PR RNO Property Owner 1 LLC 6.50%, 5/1/2031 (a)	29,090	29,130
SV RNO Property Owner 1 LLC 5.88%, 3/1/2031 (a)	13,876	13,702
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	349	364
6.00%, 9/30/2034	96	98
Virgin Media Secured Finance plc (United Kingdom) 4.50%, 8/15/2030 (a)	11,062	9,626
WULF Compute LLC 7.75%, 10/15/2030 (a)	14,545	15,283
		456,061
Electric Utilities — 1.5%
NRG Energy, Inc.
5.75%, 1/15/2028	7,198	7,208
3.38%, 2/15/2029 (a)	5,756	5,493
5.25%, 6/15/2029 (a)	6,240	6,208
5.75%, 7/15/2029 (a)	1,320	1,321
3.63%, 2/15/2031 (a)	819	760
3.88%, 2/15/2032 (a)	1,380	1,268
6.00%, 2/1/2033 (a)	8,543	8,608
5.75%, 1/15/2034 (a)	6,856	6,782
5.88%, 5/15/2034 (a)	5,985	5,947
6.00%, 1/15/2036 (a)	6,546	6,502
6.13%, 5/15/2036 (a)	1,496	1,493

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
PG&E Corp. 5.00%, 7/1/2028	5,972	5,943
Vistra Operations Co. LLC
4.38%, 5/1/2029 (a)	2,572	2,522
7.75%, 10/15/2031 (a)	17,905	18,769
6.88%, 4/15/2032 (a)	6,115	6,362
VoltaGrid LLC 7.38%, 11/1/2030 (a)	12,229	12,734
		97,920
Electrical Equipment — 0.4%
Sensata Technologies BV
4.00%, 4/15/2029 (a)	11,077	10,806
5.88%, 9/1/2030 (a)	6,497	6,538
Solaris Energy Infrastructure LLC 6.38%, 5/15/2031 (a)	6,581	6,684
		24,028
Electronic Equipment, Instruments & Components — 0.9%
Coherent Corp. 5.00%, 12/15/2029 (a)	27,071	26,795
Ingram Micro, Inc. 4.75%, 5/15/2029 (a)	25,643	25,204
Insight Enterprises, Inc. 6.63%, 5/15/2032 (a)	2,309	2,346
Sensata Technologies, Inc.
3.75%, 2/15/2031 (a)	283	265
6.63%, 7/15/2032 (a)	2,088	2,162
		56,772
Energy Equipment & Services — 0.8%
Archrock Partners LP 6.63%, 9/1/2032 (a)	4,341	4,444
Archrock Services LP 6.00%, 2/1/2034 (a)	1,996	1,997
Diamond Foreign Asset Co. 8.50%, 10/1/2030 (a)	8,622	9,070
Kodiak Gas Services LLC
5.88%, 4/1/2031 (a)	2,575	2,591
6.50%, 10/1/2033 (a)	2,807	2,857
Noble Finance II LLC 8.00%, 4/15/2030 (a)	4,274	4,444
Transocean International Ltd.
8.25%, 5/15/2029 (a)	13,894	14,430
8.75%, 2/15/2030 (a)	2,473	2,591
Valaris Ltd. 8.38%, 4/30/2030 (a)	2,203	2,294
WBI Operating LLC 6.25%, 10/15/2030 (a)	7,312	7,374
		52,092
Entertainment — 1.1%
Cinemark USA, Inc.
5.25%, 7/15/2028 (a)	4,041	4,020
7.00%, 8/1/2032 (a)	4,414	4,569
Discovery Global Holdings, Inc.
4.28%, 3/15/2032	10,668	9,628
5.05%, 3/15/2042	6,429	4,701
Live Nation Entertainment, Inc.
6.50%, 5/15/2027 (a)	24,817	24,844

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Entertainment — continued
4.75%, 10/15/2027 (a)	25,861	25,762
3.75%, 1/15/2028 (a)	1,177	1,154
		74,678
Financial Services — 1.4%
Block, Inc.
2.75%, 6/1/2026	3,811	3,811
5.63%, 8/15/2030 (a)	2,924	2,936
6.50%, 5/15/2032	16,673	16,990
6.00%, 8/15/2033 (a)	4,406	4,407
ION Platform Finance US, Inc. 7.88%, 9/30/2032 (a)	7,226	5,596
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	10,955	11,712
Rocket Cos., Inc.
6.50%, 8/1/2029 (a)	963	985
6.13%, 8/1/2030 (a)	9,414	9,558
7.13%, 2/1/2032 (a)	9,244	9,576
6.38%, 8/1/2033 (a)	7,138	7,249
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	5,422	5,378
3.63%, 3/1/2029 (a)	6,632	6,377
4.00%, 10/15/2033 (a)	1,763	1,583
Shift4 Payments LLC 6.75%, 8/15/2032 (a)	6,308	6,302
		92,460
Food Products — 0.4%
Lamb Weston Holdings, Inc.
4.13%, 1/31/2030 (a)	9,668	9,236
4.38%, 1/31/2032 (a)	75	70
Post Holdings, Inc.
4.63%, 4/15/2030 (a)	1,911	1,859
6.25%, 2/15/2032 (a)	12,471	12,669
		23,834
Gas Utilities — 0.3%
AmeriGas Partners LP
9.38%, 6/1/2028 (a)	3,885	3,980
9.50%, 6/1/2030 (a)	4,048	4,354
6.88%, 6/1/2031 (a)	4,483	4,583
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	4,568	4,425
		17,342
Ground Transportation — 1.2%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	6,642	6,642
4.75%, 4/1/2028 (a)	6,960	6,858
5.38%, 3/1/2029 (a)	12,718	12,464
8.25%, 1/15/2030 (a)	12,269	12,654
8.00%, 2/15/2031 (a)	1,585	1,596
8.38%, 6/15/2032 (a)	6,787	6,930

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Ground Transportation — continued
Hertz Corp. (The)
4.63%, 12/1/2026 (a)	5,220	4,931
12.63%, 7/15/2029 (a)	11,411	10,394
5.00%, 12/1/2029 (a)	17,573	7,794
Hertz Corp. (The), Escrow
5.50%, 10/15/2024 ‡ (a) (f)	6,563	1
7.13%, 8/1/2026 ‡ (f) (i)	22,954	2
6.00%, 1/15/2028 ‡ (f)	20,858	2
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	2,448	2,437
XPO, Inc.
6.25%, 6/1/2028 (a)	5,304	5,371
7.13%, 2/1/2032 (a)	3,711	3,844
		81,920
Health Care Equipment & Supplies — 1.3%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	28,189	27,868
Bausch + Lomb Corp. 8.38%, 10/1/2028 (a)	2,820	2,912
Medline Borrower LP
3.88%, 4/1/2029 (a)	15,210	14,802
6.25%, 4/1/2029 (a)	6,365	6,533
5.25%, 10/1/2029 (a)	36,553	36,490
		88,605
Health Care Providers & Services — 3.7%
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	10,525	10,476
7.38%, 3/15/2033 (a)	1,657	1,700
Accendra Health, Inc.
4.50%, 3/31/2029 (a)	9,987	7,871
6.63%, 4/1/2030 (a)	9,977	6,021
AHP Health Partners, Inc. 5.75%, 7/15/2029 (a)	6,992	6,931
Community Health Systems, Inc.
6.00%, 1/15/2029 (a)	5,403	5,349
6.13%, 4/1/2030 (a)	4,020	3,656
5.25%, 5/15/2030 (a)	16,283	15,344
4.75%, 2/15/2031 (a)	8,788	8,080
10.88%, 1/15/2032 (a)	7,559	8,145
Concentra Health Services, Inc. 6.88%, 7/15/2032 (a)	2,606	2,697
DaVita, Inc.
4.63%, 6/1/2030 (a)	11,492	11,167
3.75%, 2/15/2031 (a)	19,331	17,974
6.88%, 9/1/2032 (a)	4,274	4,426
Encompass Health Corp.
4.50%, 2/1/2028	10,047	10,003
4.75%, 2/1/2030	1,333	1,312
4.63%, 4/1/2031	3,920	3,794
Global Medical Response, Inc. 7.38%, 10/1/2032 (a)	6,481	6,734
Molina Healthcare, Inc. 6.50%, 2/15/2031 (a)	5,001	5,071

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
Radiology Partners, Inc.
9.78% (PIK), 2/15/2030 (a) (b)	7,996	7,515
8.50%, 7/15/2032 (a)	14,322	14,680
Sotera Health Holdings LLC 7.38%, 6/1/2031 (a)	5,371	5,587
Surgery Center Holdings, Inc. 7.25%, 4/15/2032 (a)	15,228	15,264
Tenet Healthcare Corp.
5.13%, 11/1/2027	28,301	28,326
4.25%, 6/1/2029	2,097	2,044
6.13%, 6/15/2030	11,753	11,864
6.75%, 5/15/2031	19,863	20,453
		242,484
Health Care REITs — 0.1%
MPT Operating Partnership LP 8.50%, 2/15/2032 (a)	3,982	4,146
Health Care Technology — 0.8%
IQVIA, Inc.
5.00%, 10/15/2026 (a)	25,369	25,356
5.00%, 5/15/2027 (a)	13,039	13,033
6.25%, 6/1/2032 (a)	15,821	16,163
		54,552
Hotel & Resort REITs — 0.6%
RHP Hotel Properties LP
7.25%, 7/15/2028 (a)	3,079	3,147
4.50%, 2/15/2029 (a)	18,144	17,817
6.50%, 4/1/2032 (a)	13,701	14,048
6.50%, 6/15/2033 (a)	1,531	1,575
5.75%, 3/15/2034 (a)	2,858	2,835
		39,422
Hotels, Restaurants & Leisure — 5.5%
1011778 BC ULC (Canada)
3.88%, 1/15/2028 (a)	881	866
6.13%, 6/15/2029 (a)	558	568
4.00%, 10/15/2030 (a)	10,204	9,670
Acushnet Co. 5.63%, 12/1/2033 (a)	1,509	1,497
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	13,038	12,843
Caesars Entertainment, Inc.
7.00%, 2/15/2030 (a)	11,697	11,836
6.50%, 2/15/2032 (a)	16,565	16,150
Carnival Corp. Ltd.
4.00%, 8/1/2028 (a)	3,055	3,000
7.00%, 8/15/2029 (a)	6,416	6,658
5.88%, 6/15/2031 (a)	598	607
5.75%, 8/1/2032 (a)	16,081	16,245
6.13%, 2/15/2033 (a)	18,947	19,189
Churchill Downs, Inc.
4.75%, 1/15/2028 (a)	4,601	4,555

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
5.75%, 4/1/2030 (a)	8,713	8,714
Hilton Domestic Operating Co., Inc.
5.88%, 4/1/2029 (a)	2,762	2,804
3.75%, 5/1/2029 (a)	1,528	1,475
4.88%, 1/15/2030	4,658	4,607
4.00%, 5/1/2031 (a)	135	128
5.50%, 9/15/2031 (a)	4,196	4,220
6.13%, 4/1/2032 (a)	6,705	6,836
5.88%, 3/15/2033 (a)	9,995	10,108
5.75%, 9/15/2033 (a)	9,833	9,920
5.50%, 3/31/2034 (a)	4,094	4,075
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	7,206	7,203
Marriott Ownership Resorts, Inc. 4.50%, 6/15/2029 (a)	4,622	4,458
MGM Resorts International
5.50%, 4/15/2027	6,520	6,526
6.13%, 9/15/2029	6,251	6,344
6.50%, 4/15/2032	8,448	8,609
NCL Corp. Ltd. 5.88%, 1/15/2031 (a)	5,799	5,604
Pioneer Opco LLC 7.00%, 5/15/2033 (a)	3,219	3,289
Rivers Enterprise Borrower LLC 6.25%, 10/15/2030 (a)	3,139	3,164
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (a)	5,791	5,842
6.25%, 3/15/2032 (a)	14,555	14,867
6.00%, 2/1/2033 (a)	9,131	9,257
Six Flags Entertainment Corp.
7.25%, 5/15/2031 (a)	7,538	7,516
8.63%, 1/15/2032 (a)	13,312	13,670
6.63%, 5/1/2032 (a)	27,565	28,168
Station Casinos LLC
4.50%, 2/15/2028 (a)	22,041	21,725
4.63%, 12/1/2031 (a)	5,256	4,974
6.63%, 3/15/2032 (a)	1,354	1,374
Vail Resorts, Inc.
5.63%, 7/15/2030 (a)	3,885	3,895
6.50%, 5/15/2032 (a)	12,116	12,344
Viking Cruises Ltd. 5.88%, 10/15/2033 (a)	10,203	10,223
Wynn Las Vegas LLC 5.25%, 5/15/2027 (a)	668	669
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (a)	14,848	14,737
7.13%, 2/15/2031 (a)	2,846	3,006
6.25%, 3/15/2033 (a)	7,319	7,345
		361,380
Household Durables — 1.0%
CD&R Smokey Buyer, Inc. 9.50%, 10/15/2029 (a)	14,765	8,862
Installed Building Products, Inc. 5.63%, 2/1/2034 (a)	2,563	2,516
Newell Brands, Inc.
6.38%, 9/15/2027	2,695	2,720

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Household Durables — continued
8.50%, 6/1/2028 (a)	5,687	5,938
6.63%, 9/15/2029	6,502	6,505
6.38%, 5/15/2030	7,250	7,153
6.63%, 5/15/2032	1,720	1,673
7.37%, 4/1/2036 (j)	2,877	2,766
Somnigroup International, Inc.
4.00%, 4/15/2029 (a)	14,984	14,403
3.88%, 10/15/2031 (a)	8,319	7,616
TopBuild Corp. 5.63%, 1/31/2034 (a)	4,463	4,506
		64,658
Household Products — 0.8%
Central Garden & Pet Co.
5.13%, 2/1/2028	3,102	3,095
4.13%, 10/15/2030	15,129	14,312
4.13%, 4/30/2031 (a)	1,062	996
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	17,259	17,053
4.38%, 3/31/2029 (a)	15,742	15,153
6.00%, 9/15/2033 (a)	649	619
Spectrum Brands, Inc. 3.88%, 3/15/2031 (a)	667	580
		51,808
Independent Power and Renewable Electricity Producers — 0.7%
Talen Energy Supply LLC
6.13%, 5/1/2031 (a)	10,420	10,417
6.38%, 5/1/2033 (a)	15,629	15,568
6.25%, 2/1/2034 (a)	19,875	19,802
		45,787
Insurance — 0.1%
Asurion LLC 8.00%, 12/31/2032 (a)	8,072	8,417
Interactive Media & Services — 0.1%
Snap, Inc. 6.88%, 3/1/2033 (a)	3,552	3,521
IT Services — 0.9%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	17,321	17,350
AP Core Holdings II LLC 11.00%, 5/15/2031 (a)	4,842	5,073
Arches Buyer, Inc.
4.25%, 6/1/2028 (a)	5,478	5,322
6.13%, 12/1/2028 (a)	1,914	1,857
Conduent Business Services LLC 6.00%, 11/1/2029 (a)	11,144	9,600
CoreWeave, Inc.
9.25%, 6/1/2030 (a)	8,905	9,085
9.00%, 2/1/2031 (a)	11,237	11,394
		59,681
Machinery — 1.0%
ATS Corp. (Canada) 4.13%, 12/15/2028 (a)	3,447	3,354

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Machinery — continued
Chart Industries, Inc.
7.50%, 1/1/2030 (a)	12,043	12,468
9.50%, 1/1/2031 (a)	1,085	1,140
Enpro, Inc. 6.13%, 6/1/2033 (a)	3,271	3,330
Esab Corp.
6.25%, 4/15/2029 (a)	5,426	5,524
5.63%, 4/1/2031 (a)	3,018	3,033
Lsf12 Helix Parent LLC 7.13%, 2/1/2033 (a)	3,508	3,438
Terex Corp.
5.00%, 5/15/2029 (a)	12,656	12,546
6.25%, 10/15/2032 (a)	7,819	7,939
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	5,640	5,781
Wabash National Corp. 4.50%, 10/15/2028 (a)	6,202	5,274
		63,827
Media — 9.3%
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/2028 (a)	7,199	7,214
7.50%, 6/1/2029 (a)	16,853	16,912
7.13%, 2/15/2031 (a)	17,937	18,541
7.50%, 3/15/2033 (a)	12,149	12,747
CSC Holdings LLC
5.38%, 2/1/2028 (a)	2,346	1,489
11.25%, 5/15/2028 (a)	840	561
11.75%, 1/31/2029 (a)	1,229	776
6.50%, 2/1/2029 (a)	32,697	19,214
5.75%, 1/15/2030 (a)	20,873	5,342
4.13%, 12/1/2030 (a)	505	288
4.63%, 12/1/2030 (a)	2,430	621
3.38%, 2/15/2031 (a)	210	117
4.50%, 11/15/2031 (a)	23,166	13,147
Directv Financing LLC 5.88%, 8/15/2027 (a)	1,393	1,397
Discovery Communications LLC 5.00%, 9/20/2037	2,257	1,772
DISH DBS Corp.
7.75%, 7/1/2026	38,725	38,532
5.25%, 12/1/2026 (a)	38,706	38,561
7.38%, 7/1/2028	2,455	2,380
5.75%, 12/1/2028 (a)	6,717	6,592
DISH Network Corp. 11.75%, 11/15/2027 (a)	35,363	36,437
EchoStar Corp.
10.75%, 11/30/2029	9,185	9,982
6.75% (Cash), 11/30/2030 (b)	15,800	16,139
Gray Media, Inc.
10.50%, 7/15/2029 (a)	16,974	17,969
4.75%, 10/15/2030 (a)	13,577	10,285
5.38%, 11/15/2031 (a)	13,796	9,900
7.25%, 8/15/2033 (a)	17,226	17,075

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
iHeartCommunications, Inc.
9.13%, 5/1/2029 (a)	20,488	19,859
10.88%, 5/1/2030 (a)	26,033	22,122
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (a)	5,950	5,915
Midcontinent Communications 8.00%, 8/15/2032 (a)	10,258	9,688
Neptune Bidco US, Inc.
9.29%, 4/15/2029 (a)	5,428	5,549
9.50%, 2/15/2033 (a)	5,533	5,660
News Corp. 5.13%, 2/15/2032 (a)	2,382	2,336
Nexstar Media, Inc.
4.75%, 11/1/2028 (a)	20,180	19,865
6.50%, 9/15/2033 (a)	38,032	38,335
7.25%, 4/15/2034 (a)	25,585	25,746
Outfront Media Capital LLC
4.25%, 1/15/2029 (a)	2,194	2,141
4.63%, 3/15/2030 (a)	2,029	1,972
7.38%, 2/15/2031 (a)	10,248	10,688
Sinclair Television Group, Inc. 8.13%, 2/15/2033 (a)	10,568	10,859
Sirius XM Radio LLC
5.00%, 8/1/2027 (a)	7,252	7,241
4.00%, 7/15/2028 (a)	36,785	35,834
5.50%, 7/1/2029 (a)	31,966	31,841
4.13%, 7/1/2030 (a)	5,372	5,064
5.88%, 4/15/2032 (a)	8,692	8,652
Stagwell Global LLC 5.63%, 8/15/2029 (a)	14,644	14,253
Univision Communications, Inc.
7.38%, 6/30/2030 (a)	8,664	8,627
8.50%, 7/31/2031 (a)	983	990
9.38%, 8/1/2032 (a)	8,316	8,515
8.88%, 4/15/2033 (a)	4,132	4,116
VZ Secured Financing BV (Netherlands) 5.00%, 1/15/2032 (a)	317	275
		610,133
Metals & Mining — 1.2%
Alcoa Nederland Holding BV 7.13%, 3/15/2031 (a)	4,576	4,776
Alumina Pty. Ltd.
6.13%, 3/15/2030 (a)	4,936	5,046
6.38%, 9/15/2032 (a)	3,281	3,366
Big River Steel LLC 6.63%, 1/31/2029 (a)	10,979	10,976
Cleveland-Cliffs, Inc.
4.63%, 3/1/2029 (a)	7,528	7,296
6.88%, 11/1/2029 (a)	6,575	6,723
6.75%, 4/15/2030 (a)	5,574	5,602
7.50%, 9/15/2031 (a)	4,637	4,787
7.63%, 1/15/2034 (a)	9,178	9,445
Commercial Metals Co. 5.75%, 11/15/2033 (a)	5,480	5,484
Compass Minerals International, Inc. 8.00%, 7/1/2030 (a)	3,382	3,565

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Metals & Mining — continued
Novelis Corp.
4.75%, 1/30/2030 (a)	5,544	5,340
6.88%, 1/30/2030 (a)	1,253	1,287
3.88%, 8/15/2031 (a)	1,818	1,654
6.38%, 8/15/2033 (a)	3,421	3,454
United States Steel Corp. 6.88%, 3/1/2029	449	451
		79,252
Mortgage Real Estate Investment Trusts (REITs) — 0.0% ^
Starwood Property Trust, Inc. 7.25%, 4/1/2029 (a)	2,396	2,485
Oil, Gas & Consumable Fuels — 9.1%
Aethon United BR LP 7.50%, 10/1/2029 (a)	2,105	2,196
Antero Midstream Partners LP
5.75%, 1/15/2028 (a)	13,598	13,602
5.38%, 6/15/2029 (a)	1,231	1,230
5.75%, 10/15/2033 (a)	9,410	9,311
Antero Resources Corp. 5.38%, 3/1/2030 (a)	2,074	2,092
Ascent Resources Utica Holdings LLC
5.88%, 6/30/2029 (a)	951	950
6.63%, 10/15/2032 (a)	5,540	5,685
6.63%, 7/15/2033 (a)	5,279	5,409
Blue Racer Midstream LLC
7.00%, 7/15/2029 (a)	3,989	4,102
7.25%, 7/15/2032 (a)	2,426	2,522
Buckeye Partners LP
3.95%, 12/1/2026	7,407	7,365
4.13%, 12/1/2027	3,138	3,093
4.50%, 3/1/2028 (a)	8,248	8,161
6.75%, 2/1/2030 (a)	8,194	8,486
Caturus Energy LLC 7.13%, 5/15/2031 (a)	2,752	2,749
Chord Energy Corp.
6.00%, 10/1/2030 (a)	13,858	14,031
6.75%, 3/15/2033 (a)	4,827	4,956
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	1,804	1,742
CNX Resources Corp.
7.38%, 1/15/2031 (a)	3,348	3,437
5.88%, 3/1/2034 (a)	3,743	3,685
Comstock Resources, Inc.
6.75%, 3/1/2029 (a)	19,395	19,056
5.88%, 1/15/2030 (a)	7,903	7,469
Crescent Energy Finance LLC
7.63%, 4/1/2032 (a)	11,696	12,003
7.88%, 4/15/2032 (a)	12,982	13,306
7.38%, 1/15/2033 (a)	9,769	9,927
8.38%, 1/15/2034 (a)	6,981	7,323
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	7,517	7,372

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
4.38%, 6/15/2031 (a)	3,261	3,156
Energy Transfer LP 7.38%, 2/1/2031 (a)	1,622	1,681
EQT Corp.
4.50%, 1/15/2029	2,665	2,649
7.50%, 6/1/2030	1,508	1,633
4.75%, 1/15/2031	3,932	3,909
Expand Energy Corp.
5.38%, 2/1/2029	2,594	2,588
5.38%, 3/15/2030	6,962	7,024
4.75%, 2/1/2032	7,094	6,962
Genesis Energy LP
8.25%, 1/15/2029	1,710	1,775
8.88%, 4/15/2030	4,082	4,273
7.88%, 5/15/2032	3,066	3,189
6.75%, 3/15/2034	3,857	3,872
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	10,054	10,316
Harvest Midstream I LP
7.50%, 5/15/2032 (a)	4,575	4,754
6.75%, 5/15/2034 (a)	2,485	2,551
Hess Midstream Operations LP
5.88%, 3/1/2028 (a)	1,979	1,999
5.13%, 6/15/2028 (a)	3,838	3,831
6.50%, 6/1/2029 (a)	4,625	4,744
4.25%, 2/15/2030 (a)	5,549	5,378
Hilcorp Energy I LP
6.25%, 11/1/2028 (a)	233	234
5.75%, 2/1/2029 (a)	1,667	1,663
6.00%, 4/15/2030 (a)	3,645	3,624
6.25%, 4/15/2032 (a)	2,489	2,451
Howard Midstream Energy Partners LLC
7.38%, 7/15/2032 (a)	11,147	11,522
6.63%, 1/15/2034 (a)	7,651	7,741
Infinity Natural Resources LLC 7.63%, 4/1/2031 (a)	2,256	2,279
Kinetik Holdings LP
6.63%, 12/15/2028 (a)	4,036	4,121
5.88%, 6/15/2030 (a)	4,018	4,038
Matador Resources Co.
6.50%, 4/15/2032 (a)	4,260	4,317
6.25%, 4/15/2033 (a)	6,948	6,986
6.00%, 4/15/2034 (a)	3,781	3,736
NGL Energy Operating LLC
8.13%, 2/15/2029 (a)	7,064	7,340
8.38%, 2/15/2032 (a)	5,107	5,366
Northriver Midstream Finance LP (Canada) 6.75%, 7/15/2032 (a)	3,269	3,325
NuStar Logistics LP
5.63%, 4/28/2027	8,050	8,075
6.38%, 10/1/2030	209	217

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Permian Resources Operating LLC
5.88%, 7/1/2029 (a)	1,301	1,302
9.88%, 7/15/2031 (a)	15,607	16,469
7.00%, 1/15/2032 (a)	7,064	7,366
6.25%, 2/1/2033 (a)	4,904	5,038
Prairie Acquiror LP 9.00%, 8/1/2029 (a)	4,779	4,981
Range Resources Corp. 4.75%, 2/15/2030 (a)	5,512	5,394
Rockies Express Pipeline LLC
4.95%, 7/15/2029 (a)	3,448	3,417
4.80%, 5/15/2030 (a)	613	601
6.75%, 3/15/2033 (a)	3,415	3,551
SM Energy Co.
6.75%, 9/15/2026	7,457	7,457
6.63%, 1/15/2027	12,496	12,512
6.50%, 7/15/2028	2,001	2,004
6.75%, 8/1/2029 (a)	176	180
8.63%, 11/1/2030 (a)	7,621	8,057
8.75%, 7/1/2031 (a)	19,269	20,171
7.00%, 8/1/2032 (a)	3,778	3,870
9.63%, 6/15/2033 (a)	3,313	3,688
6.63%, 4/15/2034 (a)	5,954	5,986
Sunoco LP
5.88%, 3/15/2028	326	327
7.00%, 5/1/2029 (a)	2,880	2,973
4.50%, 5/15/2029	1,934	1,895
4.50%, 4/30/2030	11,152	10,834
5.63%, 3/15/2031 (a)	10,559	10,572
5.38%, 7/15/2031 (a)	3,480	3,463
Tallgrass Energy Partners LP
5.50%, 1/15/2028 (a)	8,983	8,982
7.38%, 2/15/2029 (a)	4,086	4,218
6.00%, 12/31/2030 (a)	9,697	9,757
6.00%, 9/1/2031 (a)	11,612	11,614
6.75%, 3/15/2034 (a)	12,805	13,084
Venture Global Calcasieu Pass LLC 6.00%, 5/1/2036 (a)	1,255	1,269
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	6,414	6,557
9.50%, 2/1/2029 (a)	7,514	8,181
8.38%, 6/1/2031 (a)	688	716
9.88%, 2/1/2032 (a)	13,530	14,467
Venture Global Plaquemines LNG LLC
6.13%, 12/15/2030 (a)	5,770	5,927
6.50%, 1/15/2034 (a)	19,491	20,378
6.50%, 6/15/2034 (a)	4,064	4,241
7.75%, 5/1/2035 (a)	1,794	2,014
6.75%, 1/15/2036 (a)	6,369	6,755
		594,847

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Passenger Airlines — 0.8%
American Airlines, Inc. 5.75%, 4/20/2029 (a)	23,531	23,504
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	13,827	12,719
United Airlines Holdings, Inc.
4.88%, 3/1/2029	5,107	5,039
5.38%, 3/1/2031	3,216	3,181
United Airlines, Inc. 4.63%, 4/15/2029 (a)	1,206	1,190
VistaJet Malta Finance plc (Switzerland) 9.50%, 6/1/2028 (a)	5,073	5,050
		50,683
Personal Care Products — 0.5%
Coty, Inc. 4.75%, 1/15/2029 (a)	6,131	5,938
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	15,009	14,956
4.13%, 4/1/2029 (a)	6,599	6,307
Perrigo Finance Unlimited Co. 6.13%, 9/30/2032	3,784	3,612
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	2,625	2,616
		33,429
Pharmaceuticals — 1.4%
1261229 BC Ltd. 10.00%, 4/15/2032 (a)	19,824	20,296
Bausch Health Americas, Inc. 8.50%, 1/31/2027 (a)	1,949	1,934
Bausch Health Cos., Inc. (Canada)
4.88%, 6/1/2028 (a)	7,406	6,848
5.00%, 2/15/2029 (a)	10,764	7,452
6.25%, 2/15/2029 (a)	5,724	4,093
5.25%, 1/30/2030 (a)	8,444	5,185
5.25%, 2/15/2031 (a)	8,413	4,761
Elanco Animal Health, Inc. 6.40%, 8/28/2028 (j)	2,996	3,074
Endo Finance Holdings LP 8.50%, 4/15/2031 (a)	2,236	2,383
Organon & Co.
4.13%, 4/30/2028 (a)	13,538	13,373
5.13%, 4/30/2031 (a)	17,247	17,095
6.75%, 5/15/2034 (a)	2,047	2,184
7.88%, 5/15/2034 (a)	1,400	1,503
		90,181
Professional Services — 0.1%
Science Applications International Corp. 5.88%, 11/1/2033 (a)	3,414	3,371
TriNet Group, Inc. 7.13%, 8/15/2031 (a)	5,772	5,808
		9,179
Real Estate Management & Development — 0.3%
Anywhere Real Estate Group LLC
5.75%, 1/15/2029 (a)	4,086	4,032
5.25%, 4/15/2030 (a)	12,971	12,459
9.75%, 4/15/2030 (a)	5,972	6,433
Kennedy-Wilson, Inc. 5.00%, 3/1/2031	90	91
		23,015

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — 1.6%
Amkor Technology, Inc. 5.88%, 10/1/2033 (a)	5,225	5,249
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (a)	11,085	11,764
Entegris, Inc.
4.38%, 4/15/2028 (a)	4,435	4,373
4.75%, 4/15/2029 (a)	10,991	10,919
3.63%, 5/1/2029 (a)	6,263	5,982
5.95%, 6/15/2030 (a)	23,088	23,326
Kioxia Holdings Corp. (Japan) 6.25%, 7/24/2030 (a)	14,016	14,431
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	18,826	18,368
Qnity Electronics, Inc.
5.75%, 8/15/2032 (a)	4,160	4,187
6.25%, 8/15/2033 (a)	2,828	2,884
Synaptics, Inc. 4.00%, 6/15/2029 (a)	4,754	4,554
		106,037
Software — 1.6%
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	17,500	16,869
Fair Isaac Corp. 6.00%, 5/15/2033 (a)	4,801	4,754
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	7,080	6,959
5.13%, 4/15/2029 (a)	6,113	5,985
OAK-Eagle Acquireco, Inc.
7.25%, 7/1/2033 (a)	5,198	5,421
8.75%, 7/1/2034 (a)	5,407	5,714
RingCentral, Inc. 8.50%, 8/15/2030 (a)	13,335	13,983
SS&C Technologies, Inc.
5.50%, 9/30/2027 (a)	33,817	33,820
6.50%, 6/1/2032 (a)	8,880	8,959
		102,464
Specialized REITs — 0.6%
Iron Mountain, Inc.
5.00%, 7/15/2028 (a)	4,602	4,590
4.88%, 9/15/2029 (a)	6,735	6,617
5.25%, 7/15/2030 (a)	15,751	15,581
6.25%, 1/15/2033 (a)	888	902
Millrose Properties, Inc.
6.38%, 8/1/2030 (a)	7,142	7,240
6.25%, 9/15/2032 (a)	3,437	3,452
SBA Communications Corp. 3.13%, 2/1/2029	3,787	3,632
		42,014
Specialty Retail — 1.6%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	4,876	4,842
4.63%, 11/15/2029 (a)	7,470	7,255
4.75%, 3/1/2030	1,814	1,765
Bath & Body Works, Inc.
6.63%, 10/1/2030 (a)	5,000	5,088

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialty Retail — continued
6.88%, 11/1/2035	344	344
6.75%, 7/1/2036	2,612	2,578
Escrow Rite Aid 0.00%, 12/31/2049 ‡ (f)	2,524	—
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	5,311	4,972
Group 1 Automotive, Inc. 6.38%, 1/15/2030 (a)	2,914	2,963
Lithia Motors, Inc.
4.63%, 12/15/2027 (a)	2,667	2,654
3.88%, 6/1/2029 (a)	7,710	7,390
5.50%, 10/1/2030 (a)	2,600	2,578
Petco Health & Wellness Co., Inc. 8.25%, 2/1/2031 (a)	4,033	4,040
PetSmart LLC 7.50%, 9/15/2032 (a)	11,967	12,058
Sonic Automotive, Inc.
4.63%, 11/15/2029 (a)	10,039	9,840
4.88%, 11/15/2031 (a)	5,151	4,930
Staples, Inc.
10.75%, 9/1/2029 (a)	23,281	22,149
12.75%, 1/15/2030 (a)	13,193	10,098
		105,544
Technology Hardware, Storage & Peripherals — 0.4%
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (a)	7,526	7,874
Seagate Data Storage Technology Pte. Ltd.
8.25%, 12/15/2029 (a)	6,514	6,788
8.50%, 7/15/2031 (a)	2,510	2,624
5.75%, 12/1/2034 (a)	1,779	1,810
Xerox Corp. 10.25%, 10/15/2030 (a)	3,482	3,048
Xerox Holdings Corp.
5.50%, 8/15/2028 (a)	877	509
8.88%, 11/30/2029 (a)	4,989	2,245
		24,898
Trading Companies & Distributors — 1.9%
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (a)	13,694	14,209
8.63%, 5/15/2032 (a)	5,830	6,127
8.00%, 3/15/2033 (a)	3,346	3,480
Herc Holdings, Inc.
6.63%, 6/15/2029 (a)	5,447	5,580
7.00%, 6/15/2030 (a)	4,061	4,220
QXO Building Products, Inc. 6.75%, 4/30/2032 (a)	9,788	9,974
United Rentals North America, Inc.
4.88%, 1/15/2028	19,458	19,462
5.25%, 1/15/2030	8,607	8,609
5.38%, 11/15/2033 (a)	3,728	3,681
6.13%, 3/15/2034 (a)	14,655	15,040
WESCO Distribution, Inc.
7.25%, 6/15/2028 (a)	13,816	13,841
6.38%, 3/15/2029 (a)	10,705	10,945

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Trading Companies & Distributors — continued
5.25%, 4/15/2031 (a)	3,019	2,990
6.63%, 3/15/2032 (a)	5,087	5,247
6.38%, 3/15/2033 (a)	2,981	3,063
		126,468
Wireless Telecommunication Services — 0.2%
Altice France Lux 3 (Luxembourg) 10.00%, 1/15/2033 (a)	2,862	2,790
Connect Finco SARL (United Kingdom) 9.00%, 9/15/2029 (a)	7,490	7,909
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	680	428
T-Mobile USA, Inc. 6.70%, 12/15/2033	4,403	4,843
		15,970
Total Corporate Bonds (Cost $5,484,751)		5,473,702
Loan Assignments — 8.3% (k)
Aerospace & Defense — 0.2%
TransDigm, Inc., 1st Lien Term Loan J (1-MONTH CME TERM SOFR + 2.50%), 6.12%, 2/28/2031 (e)	2,296	2,302
TransDigm, Inc., 1st Lien Term Loan M (12-MONTH CME TERM SOFR + 2.50%), 6.48%, 8/19/2032 (e)	10,597	10,622
VSE Corp., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 2.00%), 5.47%, 5/5/2033 (e)	2,194	2,198
		15,122
Automobile Components — 0.2%
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.00%), 5.62%, 1/31/2031 (e)	2,045	2,043
DexKo Global, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.50%), 8.16%, 10/6/2031 (e)	10,939	10,655
		12,698
Broadline Retail — 0.1%
Shutterfly Finance LLC, 2nd Lien Term Loan (3-MONTH CME TERM SOFR + 5.00%), 8.66%, 10/1/2027 (e)	5,401	5,352
Building Products — 0.5%
Chariot Buyer LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.40%, 9/8/2032 (e)	6,309	6,312
EMRLD Borrower LP, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 5.95%, 8/4/2031 (e)	9,791	9,787
MIWD Holdco II LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.37%, 3/28/2031 (e)	3,966	3,879
Quikrete Holdings, Inc., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 2.25%), 5.90%, 2/10/2032 (e)	10,298	10,299
		30,277
Chemicals — 0.3%
INEOS US Finance LLC, 1st Lien Term Loan (Luxembourg) (1-MONTH CME TERM SOFR + 3.25%), 6.90%, 2/18/2030 (e)	15,274	14,459
Venator Materials LLC, 1st Lien Term Loan
(PRIME + 7.00% (PIK)), 13.75%, 10/12/2028 (b) (e)	5,752	489
(PRIME + 7.00% (PIK)), 13.75%, 10/12/2028 (b) (e)	2,718	2,174
Venator Materials LLC, 1st Lien Term Loan B (PRIME + 7.00% (PIK)), 13.75%, 7/16/2026 (b) (e)	2,729	2,184
		19,306
Commercial Services & Supplies — 0.1%
Allied Universal Holdco LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 6.90%, 8/20/2032 (e)	2,253	2,260
Garda World Security Corp., 1st Lien Term Loan (Canada) (3-MONTH CME TERM SOFR + 2.75%), 6.42%, 2/1/2029 (e)	780	780
Raven Acquisition Holdings LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 6.62%, 11/19/2031 (e)	5,077	5,042
		8,082

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Consumer Staples Distribution & Retail — 1.0%
Moran Foods LLC, 1st Lien Super Senior Delayed Draw Term Loan (15.83% (PIK)), 15.24%, 6/30/2026 ‡ (b) (h)	29,537	28,060
Moran Foods LLC, 1st Lien Term Loan
(3-MONTH CME TERM SOFR + 7.25%), 11.02%, 12/29/2028 ‡ (e)	86,870	18,494
(3-MONTH CME TERM SOFR + 7.25%), 11.02%, 12/29/2028 ‡ (e)	26,510	—
(3-MONTH CME TERM SOFR + 12.13% (PIK)), 15.79%, 1/2/2029 ‡ (b) (e)	11,629	11,048
Moran Foods LLC, 1st Lien Term Loan A (3-MONTH CME TERM SOFR + 6.13% (PIK)), 9.79%, 1/2/2029 ‡ (b) (e)	12,355	11,737
		69,339
Containers & Packaging — 0.5%
Clydesdale Acquisition Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 6.87%, 4/1/2032 (e)	5,987	5,653
Graham Packaging Co., Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 5.87%, 1/26/2033 (e)	3,462	3,466
LABL, Inc., 1st Lien Term Loan B (PRIME + 4.00%), 12.75%, 10/30/2028 (e)	14,869	6,291
Mauser Packaging Solutions Holding Co., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.50%), 7.15%, 4/15/2030 (e) (l)	15,020	14,770
		30,180
Diversified Consumer Services — 0.1%
Belron Finance 2019 LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 5.66%, 10/16/2031 (e)	3,654	3,658
Wand NewCo 3, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.15%, 1/30/2031 (e)	3,305	3,296
		6,954
Diversified Telecommunication Services — 0.1%
Altice France SA, 1st Lien Term Loan B-14 (France) (3-MONTH CME TERM SOFR + 6.88%), 10.55%, 5/30/2031 (e)	5,164	5,231
Electronic Equipment, Instruments & Components — 0.2%
LSF12 Crown US Commercial Bidco LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 6.65%, 12/2/2031 (e)	9,364	9,418
Sanmina Corp., 1st Lien Term Loan B-1
(1-MONTH CME TERM SOFR + 1.75%), 5.36%, 10/27/2032 (e)	7,418	7,427
		16,845
Entertainment — 0.2%
Crown Finance US, Inc., 1st Lien Term Loan (United Kingdom) (1-MONTH CME TERM SOFR + 4.50%), 8.15%, 12/2/2031 (e)	11,585	11,599
Financial Services — 0.3%
NCR Atleos LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 6.69%, 4/16/2029 (e)	832	829
Neon Maple US Debt Mergersub, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.50%), 6.12%, 11/17/2031 (e)	10,083	10,020
Shift4 Payments LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.00%), 5.67%, 7/6/2032 (e)	6,983	6,983
		17,832
Ground Transportation — 0.4%
First Student Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 2.25%), 5.67%, 8/15/2030 (e)	13,318	13,351
First Student Bidco, Inc., 1st Lien Term Loan C (3-MONTH CME TERM SOFR + 2.25%), 5.95%, 8/15/2030 (e)	2,437	2,443
GB AIT Buyer, Inc., 1st Lien Term Loan (12-MONTH CME TERM SOFR + 4.25%), 7.98%, 4/29/2033 (e)	3,903	3,909
Hertz Corp. (The), 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.50%), 7.43%, 6/30/2028 (e)	10,777	8,330
Hertz Corp. (The), 1st Lien Term Loan C (3-MONTH CME TERM SOFR + 3.50%), 7.43%, 6/30/2028 (e)	2,132	1,648
		29,681
Health Care Equipment & Supplies — 0.2%
Bausch + Lomb Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 7.40%, 1/15/2031 (e)	14,027	14,073

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Health Care Providers & Services — 0.2%
Star Parent, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.00%), 7.70%, 9/27/2030 (e)	3,283	3,288
US Renal Care, Inc., 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 5.00%), 8.73%, 6/28/2028 (e)	9,478	9,257
		12,545
Hotels, Restaurants & Leisure — 0.0% ^
Station Casinos LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.62%, 3/14/2031 (e)	2,827	2,835
Insurance — 0.2%
Asurion LLC, 1st Lien Term Loan B-13 (3-MONTH CME TERM SOFR + 4.25%), 7.91%, 9/19/2030 (e)	5,360	5,357
HUB International Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 5.92%, 6/20/2030 (e)	9,211	9,229
		14,586
IT Services — 0.2%
Ahead DB Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 2.50%), 6.20%, 2/3/2031 (e) (l)	10,577	10,555
Leisure Products — 0.0% ^
FGI Operating Co. LLC, 1st Lien Term Loan, 0.00%, 12/31/2026 ‡ (f) (h)	3,181	32
Life Sciences Tools & Services — 0.1%
PAREXEL International Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.12%, 12/12/2031 (e)	7,315	7,324
Machinery — 0.0% ^
LSF12 Helix Parent LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 7.15%, 2/10/2033 (e)	3,440	3,417
Media — 0.7%
Charter Communications Operating LLC, 1st Lien Term Loan B-4 (3-MONTH CME TERM SOFR + 2.00%), 5.69%, 12/9/2030 (e)	12,707	12,592
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.00%), 7.73%, 8/23/2028 (e)	4,805	4,811
EW Scripps Co. (The), 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 5.75%), 9.47%, 6/30/2028 (e)	1,646	1,640
iHeartCommunications, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.78%), 9.51%, 5/1/2029 (e)	27,236	25,888
		44,931
Oil, Gas & Consumable Fuels — 0.1%
Colossus Acquireco LLC, 1st Lien Term Loan (1-Day CME TERM SOFR + 1.75%), 5.38%, 7/30/2032 (e)	4,614	4,608
Passenger Airlines — 0.2%
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 5.93%, 4/20/2028 (e)	6,085	6,056
Vista Management Holding, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.75%), 7.44%, 4/1/2031 (e)	6,667	6,606
		12,662
Personal Care Products — 0.2%
Conair Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 7.48%, 5/17/2028 (e)	14,131	11,613
Pharmaceuticals — 0.3%
1261229 BC Ltd., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 6.25%), 9.87%, 10/8/2030 (e)	17,512	16,892
Professional Services — 0.1%
First Advantage Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 2.75%), 6.45%, 10/31/2031 (e)	6,747	6,667
Semiconductors & Semiconductor Equipment — 0.1%
Altar Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.35%), 6.86%, 2/1/2029 (e)	6,839	6,806
Software — 0.8%
AthenaHealth Group, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 9.40%, 2/15/2029 (e)	7,108	7,099
BCPE Pequod Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.37%, 11/25/2031 (e)	9,290	9,219
Dayforce Bidco LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 6.66%, 2/4/2033 (e)	10,069	9,575

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Software — continued
Genesys Cloud Services, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.12%, 1/30/2032 (e)	4,561	4,388
Icon Parent I, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 6.44%, 11/13/2031 (e)	12,850	12,270
Rocket Software, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 7.37%, 11/28/2028 (e)	6,956	6,764
UKG, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 5.91%, 2/10/2031 (e)	2,807	2,710
		52,025
Specialty Retail — 0.4%
AWS Claire's LLC, 1st Lien Term Loan, 10.00%, 9/18/2030 ‡	1,159	1,159
Petco Health & Wellness Co., Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.25%), 7.95%, 1/31/2031 (e)	9,031	8,783
PetSmart LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.00%), 7.58%, 8/18/2032 (e)	11,653	11,612
Serta Simmons Bedding LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 7.50%), 11.31%, 6/29/2028 (e)	6,214	5,801
White Cap Supply Holdings LLC, 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.25%), 6.90%, 10/19/2029 (e)	1,239	1,230
		28,585
Technology Hardware, Storage & Peripherals — 0.0% ^
Xerox Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4%; 3-MONTH CME TERM SOFR + 4% + 4.00%), 7.64%, 11/19/2029 (e) (l)	3,310	2,225
Textiles, Apparel & Luxury Goods — 0.3%
Varsity Brands, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 6.45%, 8/26/2031 (e)	16,868	16,879
Trading Companies & Distributors — 0.0% ^
QXO Building Products, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.62%, 4/30/2032 (e)	1,491	1,489
Total Loan Assignments (Cost $578,913)		549,247
U.S. Treasury Obligations — 3.1%
U.S. Treasury Notes
3.88%, 4/30/2031	33,000	32,616
4.00%, 4/30/2032	47,315	46,790
4.13%, 4/30/2033	16,530	16,375
4.25%, 5/15/2035	47,350	46,821
4.38%, 5/15/2036	65,000	64,665
Total U.S. Treasury Obligations (Cost $205,847)		207,267
	SHARES (000)
Common Stocks — 1.0%
Aerospace & Defense — 0.1%
Incora Intermediate LLC ‡ *	254	3,113
Incora Top Holdco LLC ‡ *	10	286
		3,399
Broadline Retail — 0.0% ^
Moran Foods Backstop Equity ‡ *	95,914,057	96
MYT Holding LLC ‡ *	5,623	1,406
NMG Parent LLC, Escrow ‡ *	83	41
		1,543
Chemicals — 0.0% ^
Venator Materials plc ‡ *	11	85

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Containers & Packaging — 0.1%
Ardagh Holdings SA (Luxembourg) ‡ * (a)	1,234	8,277
Diversified Telecommunication Services — 0.0% ^
Altice France SA (France) ‡ *	12	196
Financial Services — 0.3%
ACC Claims Holdings LLC ‡	7,077	14
Keenova Therapeutics plc	218	20,422
Par Health, Inc.	218	851
		21,287
Health Care Equipment & Supplies — 0.0% ^
New Evhc Physical Equity *	107	2,064
Machinery — 0.0% ^
SSB Equipment Co., Inc. ‡ *	395	—
Media — 0.1%
Audacy, Inc. *	64	229
Clear Channel Outdoor Holdings, Inc. *	2,312	5,571
iHeartMedia, Inc., Class A *	273	1,177
National CineMedia, Inc.	549	1,725
		8,702
Oil, Gas & Consumable Fuels — 0.1%
Gulfport Energy Corp. *	20	3,424
Pharmaceuticals — 0.0% ^
Endo GUC Trust ‡ *	751	432
Specialized REITs — 0.2%
VICI Properties, Inc., Class A	393	11,085
Specialty Retail — 0.1%
Neiman Marcus Group, Inc. ‡ *	6	3
Serta Simmons Bedding LLC *	394	3,411
		3,414
Total Common Stocks (Cost $83,144)		63,908
Preferred Stocks — 0.3%
Broadline Retail — 0.3%
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡ (Cost $12,938)	13,477	17,426
	NO. OF RIGHTS (000)
Rights — 0.2%
Media — 0.2%
SES SA (Luxembourg) ‡ * (Cost $—) (m)	749	11,335

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	NO. OF WARRANTS (000)	VALUE ($000)
Warrants — 0.0% ^
Media — 0.0% ^
Audacy, Inc.
expiring 12/31/2049, price 1.00 USD ‡ *	77	—
expiring 9/30/2028, price 1.00 USD ‡ *	13	—
Total Warrants (Cost $209)		—
	SHARES (000)
Short-Term Investments — 1.8%
Investment Companies — 1.8%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 3.48% (n) (o) (Cost $117,845)	117,845	117,845
Total Investments — 98.0% (Cost $6,483,647)		6,440,730
Other Assets in Excess of Liabilities — 2.0%		128,109
NET ASSETS — 100.0%		6,568,839

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
CME	Chicago Mercantile Exchange
PIK	Payment In Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(c)	Security is an interest bearing note with preferred security characteristics.
(d)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2026.

(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2026.
(f)	Defaulted security.
(g)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(h)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2026.

(i)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(j)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2026.

(k)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(l)	All or a portion of this security is unsettled as of May 31, 2026. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(m)	Value is zero.

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(n)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(o)	The rate shown is the current yield as of May 31, 2026.

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2026.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$—	$—	$3,399	$3,399
Broadline Retail	—	—	1,543	1,543
Chemicals	—	—	85	85
Containers & Packaging	—	—	8,277	8,277
Diversified Telecommunication Services	—	—	196	196
Financial Services	—	21,273	14	21,287
Health Care Equipment & Supplies	—	2,064	—	2,064
Machinery	—	—	— (a)	— (a)
Media	8,473	229	—	8,702
Oil, Gas & Consumable Fuels	3,424	—	—	3,424
Pharmaceuticals	—	—	432	432
Specialized REITs	11,085	—	—	11,085
Specialty Retail	—	3,411	3	3,414
Total Common Stocks	22,982	26,977	13,949	63,908
Corporate Bonds
Aerospace & Defense	—	81,708	2,778	84,486
Automobile Components	—	172,892	—	172,892
Automobiles	—	4,935	—	4,935
Banks	—	9,586	—	9,586
Beverages	—	7,487	—	7,487
Biotechnology	—	10,754	—	10,754
Broadline Retail	—	42,877	—	42,877
Building Products	—	235,350	—	235,350
Capital Markets	—	1,504	—	1,504
Chemicals	—	220,043	—	220,043
Commercial Services & Supplies	—	250,986	—	250,986
Communications Equipment	—	3,695	—	3,695
Construction & Engineering	—	37,090	—	37,090
Construction Materials	—	11,116	—	11,116
Consumer Finance	—	88,742	—	88,742
Consumer Staples Distribution & Retail	—	66,751	—	66,751
Containers & Packaging	—	80,367	3,374	83,741
Distributors	—	16,511	26,906	43,417
Diversified Consumer Services	—	14,235	—	14,235
Diversified REITs	—	2,021	—	2,021
Diversified Telecommunication Services	—	456,061	—	456,061
Electric Utilities	—	97,920	—	97,920
Electrical Equipment	—	24,028	—	24,028
Electronic Equipment, Instruments & Components	—	56,772	—	56,772
Energy Equipment & Services	—	52,092	—	52,092
Entertainment	—	74,678	—	74,678

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Financial Services	$—	$92,460	$—	$92,460
Food Products	—	23,834	—	23,834
Gas Utilities	—	17,342	—	17,342
Ground Transportation	—	81,915	5	81,920
Health Care Equipment & Supplies	—	88,605	—	88,605
Health Care Providers & Services	—	242,484	—	242,484
Health Care REITs	—	4,146	—	4,146
Health Care Technology	—	54,552	—	54,552
Hotel & Resort REITs	—	39,422	—	39,422
Hotels, Restaurants & Leisure	—	361,380	—	361,380
Household Durables	—	64,658	—	64,658
Household Products	—	51,808	—	51,808
Independent Power and Renewable Electricity Producers	—	45,787	—	45,787
Insurance	—	8,417	—	8,417
Interactive Media & Services	—	3,521	—	3,521
IT Services	—	59,681	—	59,681
Machinery	—	63,827	—	63,827
Media	—	610,133	—	610,133
Metals & Mining	—	79,252	—	79,252
Mortgage Real Estate Investment Trusts (REITs)	—	2,485	—	2,485
Oil, Gas & Consumable Fuels	—	594,847	—	594,847
Passenger Airlines	—	50,683	—	50,683
Personal Care Products	—	33,429	—	33,429
Pharmaceuticals	—	90,181	—	90,181
Professional Services	—	9,179	—	9,179
Real Estate Management & Development	—	23,015	—	23,015
Semiconductors & Semiconductor Equipment	—	106,037	—	106,037
Software	—	102,464	—	102,464
Specialized REITs	—	42,014	—	42,014
Specialty Retail	—	105,544	—	105,544
Technology Hardware, Storage & Peripherals	—	24,898	—	24,898
Trading Companies & Distributors	—	126,468	—	126,468
Wireless Telecommunication Services	—	15,970	—	15,970
Total Corporate Bonds	—	5,440,639	33,063	5,473,702
Loan Assignments
Aerospace & Defense	—	15,122	—	15,122
Automobile Components	—	12,698	—	12,698
Broadline Retail	—	5,352	—	5,352
Building Products	—	30,277	—	30,277
Chemicals	—	19,306	—	19,306
Commercial Services & Supplies	—	8,082	—	8,082
Consumer Staples Distribution & Retail	—	—	69,339	69,339
Containers & Packaging	—	30,180	—	30,180
Diversified Consumer Services	—	6,954	—	6,954
Diversified Telecommunication Services	—	5,231	—	5,231
Electronic Equipment, Instruments & Components	—	16,845	—	16,845
Entertainment	—	11,599	—	11,599

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Financial Services	$—	$17,832	$—	$17,832
Ground Transportation	—	29,681	—	29,681
Health Care Equipment & Supplies	—	14,073	—	14,073
Health Care Providers & Services	—	12,545	—	12,545
Hotels, Restaurants & Leisure	—	2,835	—	2,835
Insurance	—	14,586	—	14,586
IT Services	—	10,555	—	10,555
Leisure Products	—	—	32	32
Life Sciences Tools & Services	—	7,324	—	7,324
Machinery	—	3,417	—	3,417
Media	—	44,931	—	44,931
Oil, Gas & Consumable Fuels	—	4,608	—	4,608
Passenger Airlines	—	12,662	—	12,662
Personal Care Products	—	11,613	—	11,613
Pharmaceuticals	—	16,892	—	16,892
Professional Services	—	6,667	—	6,667
Semiconductors & Semiconductor Equipment	—	6,806	—	6,806
Software	—	52,025	—	52,025
Specialty Retail	—	27,426	1,159	28,585
Technology Hardware, Storage & Peripherals	—	2,225	—	2,225
Textiles, Apparel & Luxury Goods	—	16,879	—	16,879
Trading Companies & Distributors	—	1,489	—	1,489
Total Loan Assignments	—	478,717	70,530	549,247
Preferred Stocks	—	—	17,426	17,426
Rights	—	—	11,335	11,335
U.S. Treasury Obligations	—	207,267	—	207,267
Warrants	—	—	— (a)	— (a)
Short-Term Investments
Investment Companies	117,845	—	—	117,845
Total Investments in Securities	$140,827	$6,153,600	$146,303	$6,440,730

(a)	Amount rounds to less than one thousand.
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2026	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other	Balance as of May 31, 2026
Investments in Securities:
Common Stocks	$37,431	$—	$(10,856)	$—	$—	$(12,815)	$—	$—	$189	$13,949
Corporate Bonds	29,386	—	(202)	85	3,794	—	—	—	—	33,063
Loan Assignments	66,161	(3,769)	(6,606)	4,928	46,532	(36,716)	—	—	—	70,530
Preferred Stocks	17,184	—	242	—	—	—	—	—	—	17,426
Rights	11,477	—	47	—	—	—	—	—	(189)	11,335
Warrants	1	—	(1)	—	—	—	—	—	—	— (a)
Total	$161,640	$(3,769)	$(17,376)	$5,013	$50,326	$(49,531)	$—	$—	$—	$146,303

[1]	Purchases include all purchases of securities and securities received in corporate actions.

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2026, which were valued using significant unobservable inputs (level 3) amounted to $(23,886).
There were no significant transfers into or out of level 3 for the period ended May 31, 2026.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at May 31, 2026	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$69,371	Terms of Restructuring	Expected Recovery	0.00% - 95.00% (75.31%)

Loan Assignments	69,371
	29,684	Market Comparable Companies	EBITDA Multiple (b)	12.42x (12.42x)
			Discount for Potential Outcome	60.00% (60.00%)
	- (c)	Terms of Restructuring	Expected Recovery	0.00% (0.00%)

Corporate Bonds	29,684
	3,399	Market Comparable Companies	EBITDA Multiple (b)	12.42x (12.42x)
			Discount for Potential Outcome	60.00% (60.00%)
	152	Terms of Restructuring	Expected Recovery	$0.00 - $0.50 ($0.14)

Common Stocks	3,551
Total	$102,606

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2026, the value of these investments was $43,697. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(c)	Amount rounds to less than one thousand.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2026	Shares at May 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 3.48% (a) (b)	$415,033	$468,685	$765,873	$—	$—	$117,845	117,845	$1,603	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2026.